                    [Van Kampen Investments Inc. Letterhead]

                                                                          497(j)


                                                        November 3, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

     Re: Van Kampen Series Fund, Inc. Rule 497(j) Filing (File Nos. 033-51294 and 811-7140)

Ladies and Gentlemen:

         Van Kampen Series Fund, Inc., on behalf of its series, Van Kampen American Value Fund, Van Kampen Emerging Markets Fund, Van Kampen Equity Growth Fund, Van Kampen Global Equity Allocation Fund and Van Kampen Global Franchise Fund, filed via EDGAR on October 27, 2009 an electronically signed copy of Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497(j) of 1933 Act Rules, this letter serves to certify that, with the exception of the Van Kampen American Value Fund Prospectus, the Prospectuses and Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules. The Van Kampen American Value Fund Prospectus was filed pursuant to Rule 497(c) of the 1933 Act Rules on October 29, 2009.

         Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (630) 684-6724 or Charles Taylor at (312) 407-0863.

                                                     Very truly yours,

                                                     /s/ Elisa Mitchell
                                                     -------------------
                                                     Elisa Mitchell
                                                     Assistant Secretary